FAIR VALUE OF FINANCIAL INSTRUMENTS - NON-AGENCY RMBS LEVEL 3 (Details 6) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended			12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012
Transfers
Gain on sale of marketable security		$ 58
Amortization included in interest income		6,596			5,339
Purchases, sales and repayments
Contributions in-kind		1,093,684			164,142
Recurring Basis | Non-Agency RMBS | Level 3 Inputs
Balance, beginning		289,756
Transfers
Transfers from Level 3			[1]
Transfers into Level 3			[1]
Gains (losses) included in net income		(729)
Gain on sale of marketable security		58
Gains (losses) included in comprehensive income		8,092	[2]
Amortization included in interest income		10,558
Purchases, sales and repayments
Purchases		366,926
Sales		(4,421)
Proceeds from repayments		(40,787)
Balance, ending		629,453
Recurring Basis | ABS Subprime | Level 3 Inputs
Balance, beginning
Transfers
Transfers from Level 3						[1]
Transfers into Level 3						[1]
Gains (losses) included in net income
Gains (losses) included in comprehensive income					15,526	[2]
Amortization included in interest income					5,339
Purchases, sales and repayments
Purchases					121,262
Contributions in-kind					164,142
Sales
Proceeds from repayments					(16,513)
Balance, ending					$ 289,756

[1]	(A) Transfers are assumed to occur at the beginning of the respective period.
[2]	(B) These gains (losses) were included in net unrealized gain (loss) on securities in the consolidated statements of comprehensive income.